Equity Awards - Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - Verso Paper Corp. 2008 Incentive Award Plan - Service and performance-based employee and director stock options
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	4 years 6 months	4 years 6 months
Volatility rates based on historical industry volatility		100.52%
Risk-free interest rates		0.81%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted			3 years
Volatility rates based on historical industry volatility	115.45%		94.39%
Risk-free interest rates	1.66%		0.57%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted			5 years
Volatility rates based on historical industry volatility	116.47%		102.22%
Risk-free interest rates	1.74%		0.83%